Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - Loans acquired in business combination [member] $ in Millions	Jul. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 548
Credit related fair value adjustments	(168)
Carrying value	380
Carrying value net of related allowance	380
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance	$ 0